REVENUE RECOGNITION - Narrative (Details) $ in Thousands	12 Months Ended
	Jan. 31, 2025 USD ($) customer	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
Support services contractual term	1 year
Capitalized contract cost, impairment loss		$ (1,400)
Amount reclassified to accounts receivable from contract asset	$ 9,000	14,400
Contract assets recognized in current period	6,700	7,400
Accounts receivable, net	109,374	113,260
Current period revenue recognized from beginning balance of contract liabilities	$ 84,800	76,600
Governments outside the United States
Disaggregation of Revenue [Line Items]
Number of customers outside the United States | customer	2
Accounts receivable, net	$ 36,600	42,600
Sales Commission
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	14,000	12,600
Capitalized contract cost, amortization	19,300	15,600	$ 13,300
Sales Commission | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	11,800	10,000
Sales Commission | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,200	2,600
Costs to Fulfill
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	3,600	1,800
Capitalized contract cost, amortization	1,800	2,300	$ 3,900
Costs to Fulfill | Prepaid expenses and other current assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	2,800	1,500
Costs to Fulfill | Other assets
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	$ 800	$ 400
Minimum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	1 year
Warranty contractual term	1 year
Maximum
Disaggregation of Revenue [Line Items]
Unbundled contracts renewal term	3 years
Warranty contractual term	3 years
Revenue performance obligation, period	3 years